Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000,000
Previously Paid Amount	0
Total Fee Amount	14,200,212.7
Total Offset Amount	0
Net Fee	$ 14,200,212.7